CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS
Profit (loss) in the year	R$ (1,725,691)	R$ 3,671,906	R$ (11,917,136)
Other comprehensive income (loss) which may not be reclassified to net profit or loss
Foreign currency translation adjustments	2,475	(32,284)	121,353
Actuarial gains and losses	(114,214)	(1,143,119)	(236,798)
Other comprehensive income (loss) which may be reclassified to income
Cash flow hedge	6,250	11,683	(468)
Acquisition of investees	(43,801)
Fair value of financial instruments available for sale	107,072	165,863	(109,493)
Deferred Income tax/social contributions	(36,404)	(56,393)	37,228
Comprehensive income of subsidiaries, associates and joint ventures companies	67,681	280,682	33,383
Deferred Income tax/social contributions	5,023	9,296	1,274
Other items in comprehensive loss	(5,918)	(764,272)	(153,521)
Total comprehensive income (loss) of the year	(1,731,609)	2,907,634	(12,070,657)
Portion attributable to controlling shareholders owners of the Company	(1,920,243)	2,693,385	(11,408,916)
Portion attributable to non-controlling shareholders interests	R$ 188,634	R$ 214,249	R$ (661,741)